Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash	$ 27,690	$ 197,004	$ 344,656
Prepaid expenses and other current assets	2,416	13,645	26,429
Total current assets	30,106	210,649	371,085
Property and equipment, net	6,961	7,433	4,644
TOTAL ASSETS	37,067	218,082	375,729
CURRENT LIABILITIES:
Accounts payable	1,841,973	689,119	1,003,352
Accrued expenses	991,122	676,752	413,828
Accrued payroll			854,130
Accrued interest			530,502
Short-term debt	100,000	100,000
Short-term debt- related party	150,000		500,000
Short-term debt, net of unamortized discounts of $-0- and $45,421, respectively			4,342,079
Advances - related party	217,000
Total current liabilities	3,300,095	1,465,871	7,643,891
TOTAL LIABILITIES	3,300,095	1,465,871	7,643,891
STOCKHOLDERS' DEFICIT:
Common stock, 250,000,000 authorized, $0.0001 par value, 43,407,278 and 42,799,278 issued and outstanding, respectively	4,342	4,280	1,609
Additional paid in capital	171,770,898	171,010,959	125,754,517
Accumulated deficit	(175,038,268)	(172,263,028)	(133,024,288)
Total stockholders' deficit	(3,263,028)	(1,247,789)	(7,268,162)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 37,067	$ 218,082	$ 375,729